Financial Information (Schedule of Accounting Changes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
New Accounting Pronouncement or Change in
Other assets	$ 1,383,055,000	$ 1,680,044,000
Other liabilities	649,359,000	610,932,000
Undivided profits	851,585,000	682,833,000
Other expense	79,993,000	137,790,000	$ 115,067,000
Provision/(benefit) for income taxes	84,185,000	(19,389,000)	(72,028,000)
Net income/(loss) available to common shareholders	$ 216,319,000	$ 21,066,000	$ (26,816,000)
Diluted income/(loss) per share	$ 0.91	$ 0.09	$ (0.11)
Accounting Standards Update 2014-01 [Member]
New Accounting Pronouncement or Change in
Other assets	$ (4,700,000)	$ (5,340,000)
Other liabilities	4,678,000	7,034,000
Undivided profits	(9,378,000)	(12,374,000)
Other expense	(8,680,000)	(10,082,000)	$ (14,177,000)
Provision/(benefit) for income taxes	5,684,000	12,780,000	13,234,000
Net income/(loss) available to common shareholders	$ 2,996,000	$ (2,698,000)	$ 943,000
Diluted income/(loss) per share	$ 0.01	$ (0.01)	$ 0